Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments	The following table summarizes future minimum lease payments as of December 31, 2013 (in thousands):

2014	$971
2015	1,079
2016	277
Total minimum lease payments (1)	$2,327